Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Federal Depository Insurance Coverage, amount	$ 250,000	$ 250,000
Investments in marketable securities	0	0
Deferred Offering Costs Related To Initial Public Offering	13,400,000	13,400,000
Cash equivalents held in Trust Account	234,200,000	233,200,000	$ 0
Unrecognized accrued interest and penalties	0	0
Accrued offering costs	50,000	50,000	$ 22,100
Unrecognized tax benefits	$ 0	$ 0
Class A Common stock
Summary Of Significant Accounting Policies [Line Items]
Number of shares issued for possible redemption	22,073,865	22,061,272	0
Number of common stock would be anti-dilutive under treasury stock method	12,266,666	12,266,666